Discontinued Operations - Schedule of Net Assets Deconsolidated (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jul. 14, 2023
Assets:
Cash and cash equivalents and segregated cash			$ 7,162,982
Receivables from brokers, dealers, and clearing organizations			479,145
Prepaid expenses and other assets			666,872
Right-of-use asset			173,623
Liabilities:
Accrued expenses and other current liabilities			(1,290,637)
Operating lease liabilities	$ (15,408,514)	$ (13,068,572)	(177,391)
Net assets distributed			$ 7,014,594